TRADE AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Trade and other payables [abstract]
Trade payables	$ 15,896	$ 16,740
Accrued liabilities	43,589	29,574
Accrued royalties	4,542	6,276
Derivative liabilities	2,798	0
Income taxes payable	8,463	4,385
Accrued interest on convertible notes (note 14(a))	3,178	3,178
Trade and other current payables	$ 78,466	$ 60,153